Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about provision for employee benefits [Abstract]
Disclosure of detailed information about provision for employee benefits [Text Block]

Classes of benefits and expenses by employee	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Current
Profit sharing and bonuses	16,387	20,085
Total	16 ,387	20,085
Non-current
Profit sharing and bonuses	8,026	8,831
Severance indemnity payments	27,814	28,233
Total	35, 840	37,064

Disclosure of detailed information about post employment benefit obligations [Text Block]

Reconciliation	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
Changes in the benefit obligation	ThUS$	ThUS$	ThUS$
Benefit obligation at the beginning of the year	8,657	8,755	8,185
Service cost	-	-	2
Interest cost	336	319	359
Actuarial loss	984	63	556
Benefits paid	(391)	(480)	(347)
Total	9,586	8,657	8,755

Reconciliation	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
Changes in the plan assets	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the beginning of the year	8,404	8,751	7,404
Actual return (loss) in plan assets	741	133	1,694
Benefits paid	(391)	(480)	(347)
Fair value of plan assets at the end of the year	8,754	8,404	8,751
Financing status	(832)	(253)	(4)

Items not yet recognized as net periodic pension cost components:
Net actuarial loss at the beginning of the year	(2,614)	(2,614)	(3,432)
Amortization during the year	242	160	219
Net estimated gain or loss occurred during the year	(854)	(568)	599
Adjustment to recognize the minimum pension obligation	(3,226)	(3,022)	(2,614)

Service cost or benefits received during the year	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Service cost or benefits received during the year	-	-	2
Interest cost in benefit obligation	336	319	359
Actual return in plan assets	741	133	1,694
Amortization of prior year losses	242	160	219
Net gain during the year	(854)	(568)	599
Net periodic pension expense	(33)	(159)	41

Disclosure of net defined benefit liability (asset) [text block]
As of December 31, 2019 and 2018, severance indemnities calculated at the actuarial value are as follows:

Classes of benefits and expenses by employee	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Opening balance	(28,233)	(27,445)	(22,532)
Current cost of service	(2,880)	(1,529)	(934)
Interest cost	(1,661)	(1,658)	(1,488)
Actuarial gain/loss	(2,514)	(1,617)	(1,144)
Exchange rate difference	2,475	2,710	(2,284)
Benefits paid during the year	4,999	1,306	937
Total	(27,814)	(28,233)	(27,445)

Disclosure of detailed information about employee Actuarial assumption rate [Text Block]
The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

Actuarial assumptions	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017	Annual/Years
Mortality rate	RV - 2014	RV - 2014	RV - 2014
Actual annual interest rate	3.68%	4.64%	5.114%
Voluntary retirement rate:
Men	6.49%	6.49%	6.49%	Annual
Women	6.49%	6.49%	6.49%	Annual
Salary increase	3.00%	3.00%	3.00%	Annual
Retirement age:
Men	65	65	65	Years
Women	60	60	60	Years

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory [Text Block]
As of December 31, 2019 and 2018, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

Sensitivity analysis as of December 31, 2019	Effect + 100 basis points	Effect + 100 basis points
	ThUS$	ThUS$
Discount rate	(1,796)	2,021
Employee turnover rate	(236)	263

Sensitivity analysis as of December 31, 2018	Effect + 100 basis points	Effect + 100 basis points
	ThUS$	ThUS$
Discount rate	(1,807)	2,033
Employee turnover rate	(237)	265